Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [line items]
Basic net earnings	$ 1,692,715	$ 1,631,249
Diluted net earnings	$ 1,692,715	$ 1,631,249
Basic weighted average number of ordinary shares outstanding (in shares)	228,074,108	234,041,041
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	3,598,753	3,661,040
Diluted weighted average number of ordinary shares outstanding (in shares)	231,672,861	237,702,081
Basic earnings per share (CAD per share)	$ 7.42	$ 6.97
Diluted earnings per share (CAD per share)	$ 7.31	$ 6.86
Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	2,601,356	6,273,046
PSUs | Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	6,528,608	2,309,743